Impairment (Tables)	6 Months Ended
Jun. 30, 2019
Impairment.
Schedule of Impairment

	Half-year to	Half-year to
	30 June	30 June
	2019	2018
	£m	£m

Impact of transfers between stages	379	340
Other changes in credit quality	220	248
Additions (repayments)	(56)	(95)
Methodology changes	16	(61)
Model changes	29	—
Other items	1	(2)
	210	90
Total impairment charge	589	430

In respect of:
Loans and advances to banks	—	—
Loans and advances to customers	610	444
Debt securities	—	—
Due from fellow Lloyds Banking Group undertakings	(1)	—
Financial assets at amortised cost	609	444
Other assets	—	—
Impairment charge on drawn balances	609	444
Loan commitments and financial guarantees	(20)	(15)
Financial assets at fair value through other comprehensive income	—	1
Total impairment charge	589	430